Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Receivables from third-parties(1)	33,394,000	44,059,726
Prepaid service fees(2)	9,242,982	4,915,188
Deductible input value-added tax	330,399	152,512
Security deposits	296,956	107,911
Staff allowance	177,115	60,000
Advance to suppliers	618,035	34,758
Others	16,360	40,943
Total	44,075,847	49,371,038

(1)	In 2025, the Group entered into three separate agreements with third parties, with details and subsequent advance payment recovery as follows:

(a)	A software development agreement: The Group made an advance payment of RMB3,200,000 in accordance with the agreement. Due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. On August 22, 2025, the Group fully recovered the RMB3,200,000 advance payment.

(b)	A market development agreement: The Group made an advance payment of RMB12,285,000 pursuant to the agreement. During the year ended June 30, 2026, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of June 30, 2026, the prepayment was fully collected.

(c)	An electric bus purchase agreement: The Group made an advance payment of RMB17,909,000 (US$2,500,000) in accordance with the agreement terms. Due to the adjustment of the Group’s business strategy, this agreement was terminated, and the supplier has agreed to fully refund the advance payment pursuant to an agreed repayment schedule. During the year ended June 30, 2026, the Group recovered US$1,500,000 of the advance payment in the form of stablecoins (USD Coin). As of June 30, 2026, the remaining balance was US$1,000,000. Subsequent to June 30, 2026 and through the date of issuance of these consolidated financial statements, the Group recovered the remaining US$1,000,000, in the form of USDT.

(d)	As of June 30, 2026, the Group had transferred 5,127,902 USDT from its own cryptocurrency wallet to a wallet controlled by a third party. Subsequent to June 30, 2026, on August 25, 2026, the third party used the USDT to purchase LoveBit (“LB”) on behalf of the Group. As of the date of issuance of these consolidated financial statements, the Group had received 87 trillion LB tokens in a cryptocurrency wallet controlled by the Group (see Note 21).

(e)	On May 31, 2026, the Group advanced a loan of RMB2,250,000 to a third party. The loan bears interest at an annual rate of 3.0% and matures on December 31, 2026. As of June 30, 2026, the outstanding principal balance was RMB2,250,000, with accrued interest of RMB5,625, resulting in a total receivable of RMB2,255,625.

(2)	In February 2025, the Group made a prepayment of RMB17,909,000 ($2,500,000) for strategic consulting services provided by a third party covered by a two-year term. The strategic service agreement entered was non-cancellable. For the years ended June 30, 2025 and 2026, the Group recognized RMB4,051,867 (US$561,644) and RMB8,458,136 (US$1,246,575), respectively, of the prepayment as general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2026, the remaining prepayment of RMB4,693,802 (US$691,781) was classified entirely under prepaid expenses and other current assets.